NVIT Real Estate Fund Average Annual Total Returns	12 Months Ended	44 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	15.72%	13.59%	14.59%
Dow Jones U.S. Select Real Estate Securities Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.67%		6.62%	4.79%
Class I Shares
Prospectus [Line Items]
Average Annual Return, Percent	0.58%		5.69%	6.00%
Class II Shares
Prospectus [Line Items]
Average Annual Return, Percent	0.33%		5.43%	5.75%